STATEMENT OF OPERATIONS (FY)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 164,192
Loss from operations	(164,192)
Other income:
Change in fair value of warrants	(6,829,174)
Transaction costs allocable to warrant liabilities	(807,424)
Interest earned on marketable securities held in Trust Account	2,030
Net income (loss)	$ (7,798,760)
Class A Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares) | shares	5,303,571
Diluted weighted average shares outstanding (in shares) | shares	5,303,571
Basic net income (loss) per share (in dollars per share) | $ / shares	$ (0.85)
Diluted net income (loss) per share (in dollars per share) | $ / shares	$ (0.85)
Class B Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares) | shares	3,915,179
Diluted weighted average shares outstanding (in shares) | shares	3,915,179
Basic net income (loss) per share (in dollars per share) | $ / shares	$ (0.85)
Diluted net income (loss) per share (in dollars per share) | $ / shares	$ (0.85)